Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	39
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$993,197.22

Principal:
Principal Collections	$12,453,926.58
Prepayments in Full	$6,075,356.61
Liquidation Proceeds	$189,175.57
Recoveries	$88,653.88
Sub Total	$18,807,112.64
Collections	$19,800,309.86

Purchase Amounts:
Purchase Amounts Related to Principal	$441,114.40
Purchase Amounts Related to Interest	$2,343.37
Sub Total	$443,457.77

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$20,243,767.63

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	39
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$20,243,767.63
Servicing Fee	$228,049.03	$228,049.03	$0.00	$0.00	$20,015,718.60
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$20,015,718.60
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$20,015,718.60
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$20,015,718.60
Interest - Class A-4 Notes	$146,888.71	$146,888.71	$0.00	$0.00	$19,868,829.89
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,868,829.89
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$19,794,632.56
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,794,632.56
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$19,731,492.56
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,731,492.56
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$19,654,146.06
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,654,146.06
Regular Principal Payment	$18,520,756.62	$18,520,756.62	$0.00	$0.00	$1,133,389.44
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,133,389.44
Residuel Released to Depositor	$0.00	$1,133,389.44	$0.00	$0.00	$0.00
Total		$20,243,767.63

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$18,520,756.62
Total					$18,520,756.62
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$18,520,756.62	$117.85	$146,888.71	$0.93	$18,667,645.33	$118.78
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$18,520,756.62	$11.50	$361,572.54	$0.22	$18,882,329.16	$11.72

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	39

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$153,275,179.83	0.9752811	$134,754,423.21	0.8574346
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$263,775,179.83	0.1637989	$245,254,423.21	0.1522979

Pool Information
Weighted Average APR	4.315%	4.320%
Weighted Average Remaining Term	25.94	25.11
Number of Receivables Outstanding	25,172	24,423
Pool Balance	$273,658,830.69	$254,345,755.81
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$263,775,179.83	$245,254,423.21
Pool Factor	0.1661533	0.1544272

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$9,091,332.60
Targeted Overcollateralization Amount	$9,091,332.60
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$9,091,332.60

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	39

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		78	$153,501.72
(Recoveries)		130	$88,653.88
Net Losses for Current Collection Period			$64,847.84
Cumulative Net Losses Last Collection Period			$9,791,453.72
Cumulative Net Losses for all Collection Periods			$9,856,301.56

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.28%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.08%	402	$5,301,190.85
61-90 Days Delinquent	0.16%	27	$410,158.00
91-120 Days Delinquent	0.08%	14	$205,878.89
Over 120 Days Delinquent	0.44%	69	$1,122,919.96
Total Delinquent Receivables	2.77%	512	$7,040,147.70

Repossession Inventory:
Repossessed in the Current Collection Period		5	$84,758.77
Total Repossessed Inventory		13	$185,961.84

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4965%
Preceding Collection Period			0.2825%
Current Collection Period			0.2948%
Three Month Average			0.3579%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5746%
Preceding Collection Period			0.4569%
Current Collection Period			0.4504%
Three Month Average			0.4940%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer